Segment report - Base chemicals Segment (Details) - ZAR (R) R in Millions			3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 01, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Disclosure of operating segments
EBIT				R 21,650	R 9,853	R (111,030)
Gemini HDPE LLC
Disclosure of operating segments
Proportion of equity interest disposed of	50.00%			50.00%
Base Chemicals
Disclosure of operating segments
Increase (decrease) in foundation business sales volumes (excluding Polymers US products) (as a percent)				8.00%
Increase (decrease) in average sales price				(6.00%)
Increase (decrease) in ethane price (as a percent)				19.00%
EBIT				R 3,624	(1,488)	R (70,804)
Increase (decrease) in EBIT				R 5,112
Base Chemicals | Gemini HDPE LLC
Disclosure of operating segments
Proportion of equity interest disposed of	50.00%
Base Chemicals | Louisiana Integrated Polyethylene JV LLC
Disclosure of operating segments
Proportion of ownership interest in joint operation		50.00%
Base Chemicals | Lake Charles Chemicals Project
Disclosure of operating segments
Proportion of equity interest disposed of		50.00%		50.00%
EBIT				R (451)
Base Chemicals | Polymer US
Disclosure of operating segments
Increase (decrease) in sales volume (as a percent)			(23.00%)	15.00%
Increase (decrease) in average sales price				(11.00%)
Base Chemicals | US phenolics
Disclosure of operating segments
Impairment				R (438)
Base Chemicals | Blends and Mining Chemicals and Methyl Isobutyl Ketone (MIBK)
Disclosure of operating segments
Impairment					R (465)